Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 13, 2017
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Dec. 13, 2017
Document Effective Date	Dec. 13, 2017
Prospectus Date	Dec. 13, 2017
AllianzGI PerformanceFee Managed Futures Strategy Fund | Institutional Class
Prospectus:
Trading Symbol	APMIX
AllianzGI PerformanceFee Managed Futures Strategy Fund | Class P
Prospectus:
Trading Symbol	APMPX
AllianzGI PerformanceFee Managed Futures Strategy Fund | Class R6
Prospectus:
Trading Symbol	APMRX
AllianzGI PerformanceFee Structured US Equity Fund | Institutional Class
Prospectus:
Trading Symbol	APBIX
AllianzGI PerformanceFee Structured US Equity Fund | Class P
Prospectus:
Trading Symbol	APBPX
AllianzGI PerformanceFee Structured US Equity Fund | Class R6
Prospectus:
Trading Symbol	APBRX
AllianzGI PerformanceFee Structured US Fixed Income Fund | Institutional Class
Prospectus:
Trading Symbol	APKIX
AllianzGI PerformanceFee Structured US Fixed Income Fund | Class P
Prospectus:
Trading Symbol	APKPX
AllianzGI PerformanceFee Structured US Fixed Income Fund | Class R6
Prospectus:
Trading Symbol	APKRX